SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SAFE Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		$ 5,212,200
Issuance of notes		200,000
Sponsor earnout liability recognized on closing of Business Combination
Change in fair value		955,000
Issuance of common stock upon conversion		(6,367,200)
Ending Balance
2024 Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Issuance of notes		2,100,000
Sponsor earnout liability recognized on closing of Business Combination
Change in fair value		471,400
Issuance of common stock upon conversion		(2,571,400)
Ending Balance
Sponsor Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance	532,700
Issuance of notes
Sponsor earnout liability recognized on closing of Business Combination		4,608,900
Change in fair value	(528,000)	(4,076,200)
Issuance of common stock upon conversion
Ending Balance	$ 4,700	$ 532,700